General	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding").

As of June 30, 2016, our fleet comprises of 16 LNG carriers (including the Golar Grand, which we have chartered back from Golar Partners until October 2017, and the Golar Tundra, which we sold to Golar Partners in May 2016 but we are required to consolidate until she commences service under the WAGL charter) and one Floating Storage Regasification Unit (''FSRU''). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of three LNG carriers (excluding the Golar Grand) and six FSRUs. Collectively with Golar Partners, our combined fleet is comprised of nineteen LNG carriers and seven FSRUs. In addition, we have one newbuilding commitment for the construction of a FSRU which is expected to be delivered in the last quarter of 2017.

In July 2014, we ordered our first Floating Liquefaction Natural Gas Vessel ("FLNG") based on the conversion of our existing LNG carrier, the Hilli. The Hilli is currently undergoing its FLNG conversion with an expected completion and redelivery date in 2017. We signed agreements for the conversion of the LNG carriers the Gimi and the Gandria to FLNGs in December 2014 and July 2015, respectively. However, we are yet to lodge our final notices to proceed on either of these vessels.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Going concern

The condensed consolidated financial statements have been prepared on a going concern basis. Our convertible bonds are due to mature in March 2017. As of June 30, 2016, the debt outstanding in respect of our convertible bonds was $246.2 million. Accordingly, we are continuing to progress discussions with various financial institutions to explore our financing options, which may include an extension to the term of the bonds or refinancing the bonds with internal funds or proceeds from new secured credit facilities, debt or equity securities offered in the capital markets or those of Golar Partners in connection with the resetting of the Golar Partners incentive distribution rights targets. On September 30, 2016, our project partner on the Hilli FLNG Project received notice from the bank, which issued the letter of credit in accordance with the signed Perenco Tolling Agreement, notifying that the letter of credit is to expire on December 31, 2016. Together with the bank, we are progressing work streams to facilitate re-issuance of the letter of credit prior to its expiry. As of October 17, 2016, we received a written commitment from the bank allowing re-issuance of the letter of credit subject to certain conditions, in relation to our strategy for refinancing our convertible bonds.

In addition, to address our anticipated working capital requirements over the next 12 months, we remain in ongoing negotiations with financial institutions for the refinancing of one or more of our newbuildings. However, given the challenging market conditions, albeit signs of an anticipated recovery have been observed, timing remains uncertain. While we believe we will be able to obtain the necessary funds from these refinancings, we cannot be certain that the proposed new credit facilities will be executed in time or at all. In addition to these vessel refinancings, if market and economic conditions are favorable, we may also consider issuance of corporate debt or equity to increase liquidity. Furthermore, in June 2016, we entered into a joint venture agreement with Stonepeak, with respect to the funding of a new entity, Golar Power, under which Stonepeak has provided an initial investment commitment of $291 million to develop Golar Power. Refer to note 18 for additional detail. The transaction closed on July 6, 2016.

Upon closing of the transaction in July 2016, after settlement of related transaction fees and our working capital contribution to Golar Power, we received net proceeds of $103 million. This excludes the cash that will remain within Golar Power. Accordingly, this transaction has significantly improved our liquidity position and materially reduced our funding requirements, including our capital commitments relating to our remaining FSRU newbuilding and those of the Sergipe power project in Brazil. In addition, we and Stonepeak will be committed to provide additional aggregate funding of $150 million, on a pro rata basis, in the period through to the second half of 2018 as well as additional amounts as may be required by Golar Power, subject to the approval of its board of directors.

Restatement of comparative period for the six months ended June 30, 2015

As further described in note 35 to the consolidated financial statements in our recently filed annual report on form 20-F/A for the year ended December 31, 2015, as filed on November 10, 2016, we restated our consolidated financial statements to account for the various investments in Golar Partners since the deconsolidation date of December 13, 2012, as equity accounted for investments. The change in accounting for our investment in Golar Partners does not affect the market value of our investment, our cash flows, our covenant compliance or our liquidity. Accordingly, the comparative for the six month period ended June 30, 2015, has also been restated within these interim financial statements.
These interim financial statements should be read in conjunction with the company's restated audited financial statements for the year ended December 31, 2015 included in the Form 20-F/A.